MATERIAL ACCOUNTING POLICIES - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2025
Valores Cibest S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Inversiones Cibest S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Cibest Investment Management S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Cibest Inversiones Estratégicas S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investment banking	Investment banking	Investment banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
WOMPI S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Technology services provider	Technology services provider	Technology services provider
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Renting Colombia S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Operating leasing	Operating leasing	Operating leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Transportempo S.A.S. "En Liquidacion"
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Transportation	Transportation	Transportation
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	0.00%	100.00%
Inversiones CFNS S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	99.94%
P.A Tokenización Novus
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Trust for administration and payments	Trust for administration and payments	Trust for administration and payments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Negocios Digitales Colombia S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Payment solutions	Payment solutions	Payment solutions
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Real estate investment fund	Real estate investment fund	Real estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Inmuebles CEM
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Calle 92 FIC-11
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	51.01%	52.31%	52.31%
P.A. FIC Edificio Corfinsura
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. FIC-A5
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. FIC Inmuebles
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. FIC Clinica de Prado
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	60.47%	62.00%	62.00%
P. A. FIC A6
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Central Point
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	58.86%	60.35%	60.35%
Fideicomiso Irrevocable de Garantia, Fuente de Pago y Administracion Inmobiliaria Polaris
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	0.00%	80.47%
P.A. Fideicomiso Twins Bay
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
Fideicomiso Lote Av San Martn
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Fideicomiso Lote 30
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Florencia Ferrara
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	43.16%	44.26%	44.26%
P.A. Flor Morado Plaza
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	78.48%	80.47%	80.47%
P.A. Galeria la 33
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	80.47%	80.47%
P.A. Linz Granz del Rio
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	43.16%	44.26%	0.00%
Fideicomiso Selecto Terrazu Etapa 1 Torre 1
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	62.79%	64.38%	0.00%
Fideicomiso Selecto Terrazu Etapa 1 Torre 2
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	62.79%	0.00%	0.00%
Fideicomiso Lote C6 Carton de Colombia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	43.16%	0.00%	0.00%
Fideicomiso Mokana Recursos
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	39.24%	0.00%	0.00%
Fideicomiso River Park
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	43.16%	0.00%	0.00%
Valores Simesa S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	57.40%	62.75%	64.93%
Fideicomiso Lote Distrito Vera B1B2
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	62.44%	64.61%
Fideicomiso Lote Distrito Vera B3B4
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	0.00%	64.61%
P.A. FAI Calle 77
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	98.00%
P.A. Nomad Salitre
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	98.00%
P.A. Nomad Central-2
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	98.00%
P.A. Calle 84 (2)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	98.00%
P.A. Calle 84 (3)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	98.00%
P.A. Nomad Distrito Vera
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	0.00%
P.A. Nexo
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.00%	98.00%	0.00%
P.A. Mercurio
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
PA Cedis Sodimac
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	0.00%
Wenia S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Technology services	Technology services	Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
P.A. Wenia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Nequi S.A. Compañía de Financiamiento
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Financial services	Financial services	Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Sociedad Beneficiaria BC Panamá S.A.S
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	0.00%	100.00%	0.00%
P.A Títulos de Pagos por Ejecución
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Colombia	Colombia	Colombia
BUSINESS	Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Cibest Panamá Assets, S.A
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Investment	Investment	Investment
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	0.00%	0.00%
Cibest Capital Panamá, S.A. (before Valores Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Purchase and sale of securities	Purchase and sale of securities	Purchase and sale of securities
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Bancolombia Panamá S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Banagrícola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	99.17%	99.17%	99.17%
Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Percentage of ownership interest in subsidiary agreed to sell	100.00%			100.00%
Banistmo Investment Corporation S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Leasing Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Banistmo Panamá Fondos de Inversión S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Investment fund holder	Investment fund holder	Investment fund holder
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	eal estate	eal estate	eal estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Purchase and sale of securities	Purchase and sale of securities	Purchase and sale of securities
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Real estate	Real estate	Real estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Steens Enterprises S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Portfolio holder	Portfolio holder	Portfolio holder
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Ordway Holdings S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Real estate broker	Real estate broker	Real estate broker
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Panama	Panama	Panama
BUSINESS	Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Insurance agency	Insurance agency	Insurance agency
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Financial services	Financial services	Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Agrovalores S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Financial Leasing	Financial Leasing	Financial Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Asistencia y Ajustes S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Roadside and medical assistance services	Roadside and medical assistance services	Roadside and medical assistance services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Serproba S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Maintenance and remodeling services	Maintenance and remodeling services	Maintenance and remodeling services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Servicios de Formalización S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Loans formalization	Loans formalization	Loans formalization
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. "En liquidación"
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Guatemala	Guatemala	Guatemala
BUSINESS	Maintenance services	Maintenance services	Maintenance services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Mercom Bank Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Barbados	Barbados	Barbados
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	99.68%	99.68%	99.68%
New Alma Enterprises Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Bahamas	Bahamas	Bahamas
BUSINESS	Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Puerto Rico	Puerto Rico	Puerto Rico
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
SINESA Cayman, Inc.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Cayman Islands	Cayman Islands	Cayman Islands
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Banco Agrícola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	97.37%	97.37%	97.37%
ACCELERA S.A. de C.V.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Credit card services	Credit card services	Credit card services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	El Salvador	El Salvador	El Salvador
BUSINESS	Administers investment funds	Administers investment funds	Administers investment funds
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Costa Rica	Costa Rica	Costa Rica
BUSINESS	Business and management advising	Business and management advising	Business and management advising
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	99.17%	99.17%	99.17%
Cibest Capital Holdings USA LLC (before Bancolombia Capital Holdings USA LLC)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	United States	United States	United States
BUSINESS	Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Cibest Capital Advisory Services LLC (before Bancolombia Capital Advisers LLC)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	United States	United States	United States
BUSINESS	Investment advisor	Investment advisor	Investment advisor
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Cibest Capital Securities LLC (before Bancolombia Capital LLC)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	United States	United States	United States
BUSINESS	Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%
Wenia Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION	Bermuda	Bermuda	Bermuda
BUSINESS	Technology services	Technology services	Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPOARTE GROUP	100.00%	100.00%	100.00%